Warrants	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Warrants
12. Warrants
Convertible Preferred Stock Warrants
Since inception the Company has issued warrants on convertible preferred stock in conjunction with various debt financings. See Note 4 for further information regarding the fair value measurement associated with the resulting warrant liabilities. Throughout the year 2019 and 2020, warrants to purchase Financing Stock or Series D’ preferred stock were issued along with Convertible Notes at an exercise price that is dependent on the next equity financing event.
The following tables represents the warrants on convertible preferred stock outstanding:

	December 31, 2020
	Issuance Date	Exercise Price		Number of Shares	Term (years)
Series A’	2012	$0.4485		178,372	10
Series D	2017	1.5326		6,247,984	7
Series D’	2019 and 2020	1.5326	**	37,869,886	7

Total				44,296,242

	December 31, 2019
	Issuance Date	Exercise Price		Number of Shares	Term (years)
Series A’	2012	$0.4485		178,372	10
Series D	2017	1.5326		6,269,223	7
Series D’	2019	1.5326	**	23,177,068	7

Total				29,624,663

**
In connection with various issuances of Convertible Notes that occurred during 2019 and 2020, warrants to purchase either next financing stock or Series D’ preferred stock were issued. At December 31, 2020 and December 31, 2019, the number of warrants issued was subject to adjustment pending the occurrence of the next round of financing; however, the number of shares and exercise price of these warrants and related valuation of these warrants has been performed assuming that the warrants will be on Series D’ preferred stock.

Common Stock Warrants
Among the investors in the 2019 Convertible Notes discussed in Note 11, was an investor who received a warrant to purchase
5,000,000
common shares at the time such investor purchased convertible promissory notes. This warrant was determined to be equity classified and was recorded upon issuance to additional paid in capital based on an estimated grant date fair value of $
1.2
 million with an offsetting debt discount, with such debt discount being amortized to earnings over the expected life of the debt
.
The Company also issued warrants in relation to the modification of the term loan in May 2020. These warrants were determined to be equity classified and upon issuance was recorded to additional paid in capital based on an estimated grant date fair value of $
0.2
 million with an offsetting debt discount as discussed in Note 10. The holder of warrants exercised the warrants in exchange for common stock during the same period.
As of December 31, 2020 and 2019, the Company had
6,001,639
warrants to purchase common stock outstanding at an exercise price ranging from $
0.36
to $
1.53
and an expiration date ranging from approximately
1
to
5 years
. None of the outstanding warrants are classified as liabilities and, as such, are not subject to remeasurement.